DESCRIPTION OF PLAN - Narrative (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($) break	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Percentage of annual pre-tax compensation eligible for employees to contribute	75.00%
Anniversary from date of hire employee is eligible to participate	1 year
Annual increase percentage to automatic salary deferral rate	1.00%
Minimum loan amount	$ 1,000
Maximum loan amount	$ 50,000
Maximum percentage of participant's vested account balance	50.00%
Loan borrowing term	60 months
Basis spread on variable rate	1.00%
Number of consecutive breaks in service triggering forfeiture of non-vested portion of employer contribution account | break	5
Service period break triggering forfeiture of non-vested portion of employer contribution account	1 year
Vesting percentage triggering forfeiture of non-vested portion of employer contribution account	100.00%
Unallocated forfeitures	$ 85,154	$ 141,503
Forfeitures applied to reduce employer contributions	148,000
Inter-plan transfers from AIL 401(k) Plan	$ 106,471
EBP, Employer Matching Contribution
EBP, Description of Plan [Line Items]
Anniversary from date of hire employee is eligible to participate	1 year
EBP, Employer Matching Contribution | EBP, Employer Matching Contribution, Tranche One
EBP, Description of Plan [Line Items]
Participating employers matching percentage	100.00%
Percentage of participant's contributions matched	1.00%
EBP, Employer Matching Contribution | EBP, Employer Matching Contribution, Tranche Two
EBP, Description of Plan [Line Items]
Participating employers matching percentage	50.00%
Percentage of participant's contributions matched	5.00%
EBP, Employer Discretionary Contribution | EBP, Employer Matching Contribution, Tranche One
EBP, Description of Plan [Line Items]
Vesting percentage	20.00%
Vesting period	2 years
EBP, Employer Discretionary Contribution | EBP, Employer Matching Contribution, Tranche Two
EBP, Description of Plan [Line Items]
Vesting period	6 years
Minimum
EBP, Description of Plan [Line Items]
Automatic salary deferral rate	3.00%
Interest rates for participant loans	4.25%
Maximum
EBP, Description of Plan [Line Items]
Automatic salary deferral rate	6.00%
Interest rates for participant loans	9.50%
Maximum | EBP, Employer Matching Contribution
EBP, Description of Plan [Line Items]
Percentage of participant's contributions matched	6.00%